Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 109,547	$ 89,526
Less: Accumulated depreciation	(42,361)	(24,439)
Property and equipment, net	67,186	65,087
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,394	11,612
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 12,665	9,084
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	12 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	35 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,426	6,108
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 11,471	7,376
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	3 years
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 15,900	12,769
Furniture, fixtures, and other | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	2 years
Furniture, fixtures, and other | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,457	4,427
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	2 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	8 years
Internal-use software
Property, Plant and Equipment [Line Items]
Useful Lives (Years)	4 years
Property, Plant and Equipment, Gross	$ 43,234	$ 38,150